Significant Accounting Policies: Research and Development, Policy (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Research and development costs	$ 252,597	$ 582	$ 14,230